TAXES ON INCOME - Summary of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 167	$ 642	$ 325
Domestic	104	131	115
Foreign	63	511	210
Total	$ 167	$ 642	$ 325